UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     April 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $284,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     8520    91125 SH       SOLE                    91125        0        0
ABBOTT LABS                    COM              002824100     8001   163116 SH       SOLE                   163116        0        0
ACTIVE POWER INC               COM              00504W100      105    36000 SH       SOLE                    36000        0        0
AFLAC INC                      COM              001055102     6073   115055 SH       SOLE                   115055        0        0
ANADARKO PETE CORP             COM              032511107     6383    77915 SH       SOLE                    77915        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6962   135687 SH       SOLE                   135687        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6074   455650 SH       SOLE                   455650        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     6125   205061 SH       SOLE                   205061        0        0
BARD C R INC                   COM              067383109     6271    63116 SH       SOLE                    63116        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      312     3725 SH       SOLE                     3725        0        0
CHEVRON CORP NEW               COM              166764100     9354    87019 SH       SOLE                    87019        0        0
CHIMERA INVT CORP              COM              16934Q109      524   132410 SH       SOLE                   132410        0        0
CISCO SYS INC                  COM              17275r102     4854   283016 SH       SOLE                   283016        0        0
CYTORI THERAPEUTICS INC        COM              23283k105      262    33500 SH       SOLE                    33500        0        0
DARDEN RESTAURANTS INC         COM              237194105     7302   148625 SH       SOLE                   148625        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      108    10500 SH       SOLE                    10500        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      276     7630 SH       SOLE                     7630        0        0
EMERSON ELEC CO                COM              291011104     9584   164018 SH       SOLE                   164018        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      203     4715 SH       SOLE                     4715        0        0
EXXON MOBIL CORP               COM              30231G102    10171   120895 SH       SOLE                   120895        0        0
GENERAL ELECTRIC CO            COM              369604103     9508   474213 SH       SOLE                   474213        0        0
HALLIBURTON CO                 COM              406216101    14007   281039 SH       SOLE                   281039        0        0
HOME DEPOT INC                 COM              437076102     9801   264455 SH       SOLE                   264455        0        0
INTEL CORP                     COM              458140100     7088   351241 SH       SOLE                   351241        0        0
INVESCO LTD                    SHS              g491bt108     7219   282438 SH       SOLE                   282438        0        0
JPMORGAN CHASE & CO            COM              46625H100     7878   170900 SH       SOLE                   170900        0        0
KOHLS CORP                     COM              500255104     6617   124761 SH       SOLE                   124761        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      266     6835 SH       SOLE                     6835        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      284     5863 SH       SOLE                     5863        0        0
MICROSOFT CORP                 COM              594918104     6373   250995 SH       SOLE                   250995        0        0
NORFOLK SOUTHERN CORP          COM              655844108     8254   119162 SH       SOLE                   119162        0        0
ORACLE CORP                    COM              68389X105    10660   318848 SH       SOLE                   318848        0        0
PEPSICO INC                    COM              713448108     7645   118685 SH       SOLE                   118685        0        0
PROCTER & GAMBLE CO            COM              742718109     8820   143183 SH       SOLE                   143183        0        0
QUALCOMM INC                   COM              747525103     8516   155320 SH       SOLE                   155320        0        0
RAYTHEON CO                    COM NEW          755111507     7176   141064 SH       SOLE                   141064        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     7636   423522 SH       SOLE                   423522        0        0
SEADRILL LIMITED               SHS              g7945e105      547    15155 SH       SOLE                    15155        0        0
SEMPRA ENERGY                  COM              816851109     4670    87288 SH       SOLE                    87288        0        0
ST JUDE MED INC                COM              790849103     3566    69572 SH       SOLE                    69572        0        0
STAPLES INC                    COM              855030102     6768   348513 SH       SOLE                   348513        0        0
STATE STR CORP                 COM              857477103     8258   183755 SH       SOLE                   183755        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    10907   128849 SH       SOLE                   128849        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    11045   244356 SH       SOLE                   244356        0        0
URANIUM RES INC                COM PAR $0.001   916901507       62    30000 SH       SOLE                    30000        0        0
US BANCORP DEL                 COM NEW          902973304     5224   197653 SH       SOLE                   197653        0        0
WAL MART STORES INC            COM              931142103     8251   158512 SH       SOLE                   158512        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104      229     6555 SH       SOLE                     6555        0        0